UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate-Term Municipals Fund
Class A [SBLTX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class A shares of Western Asset Intermediate-Term Municipals Fund returned 1.62%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7358-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class A	1.62	1.85	1.81
Class A (with sales charge)	-0.67	1.39	1.59
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7358-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7358-ATSR-0525

Western Asset Intermediate-Term Municipals Fund
Class C [SMLLX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class C shares of Western Asset Intermediate-Term Municipals Fund returned 1.19%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7118-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class C	1.19	1.28	1.24
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7118-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7118-ATSR-0525

Western Asset Intermediate-Term Municipals Fund
Class I [SBTYX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class I shares of Western Asset Intermediate-Term Municipals Fund returned 1.79%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7490-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 3/31/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class I	1.79	2.01	1.99
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7490-ATSR-0525

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7490-ATSR-0525

Western Asset Intermediate-Term Municipals Fund
Class IS [SMLSX]
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$45	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class IS shares of Western Asset Intermediate-Term Municipals Fund returned 2.01%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7214-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/18/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/18/2018)
Class IS	2.01	2.10	2.23
Bloomberg Municipal Bond Index	1.22	1.07	2.12
Bloomberg Municipal 1-15 Year Index	1.57	1.26	2.12
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7214-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7214-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,514 in March 31, 2024 and $158,365 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in March 31, 2024 and $39,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in March 31, 2024 and $334,889 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate-Term Municipals Fund
Financial Statements and Other Important Information
Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.4%
Alabama — 3.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,655,033
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,137,190 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,847,323 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,047,869 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,292,299
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,330,198
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,115,186
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,590,132
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,156,929 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	3,075,868 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,800,023
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,692,745 (a)(b)
Total Alabama				63,740,795
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	777,607
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,003,283
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	745,946
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,104,767
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,031,411
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,719,979
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,312,646
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	$1,750,000	$1,851,793
Total Alaska				9,547,432
Arizona — 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	706,845
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	861,944
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,353,528
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,660,087 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,035,056 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,905,905 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,470,021 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	1,200,000	1,207,741 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,811,695 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,401,293 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,192,667 (c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,601,299
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,876,474
Total Arizona				46,084,555
Arkansas — 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,456,152 (c)
California — 8.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,042,644
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,253,456
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$2,250,000	$2,258,784 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,565,774 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,690,973 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,104,707 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,382,174 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	19,862,752 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,899,786 (a)(b)
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,092,317
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,645,994 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,511,317 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,002,220 (a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	495,071 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	5,215,000	5,227,573 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,535,060 (d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,240,000	2,257,243
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,507,422 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,319,612 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,355,074 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,837,468 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,009,236 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	$1,000,000	$1,007,624 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,013,927 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,542,005 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,058,274
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,400,000	1,484,826
Series B	6.125%	11/1/29	13,450,000	14,264,189
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,411,631
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,848,068
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,051,060
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,035,353 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,176 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	2,495,000	2,507,728 (c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,039,994
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	684,914
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,039,865
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,810,485
Total California				165,661,776
Colorado — 3.1%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,015
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	$1,450,000	$1,569,331
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,372,661
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,144,889
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,944,361 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	25,618,774 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	4,972,532 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,442,872 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,613,888 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,801,131 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	438,788
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	6,675,000	6,994,978
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	739,087
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	478,168
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	424,322
Total Colorado				58,580,797
Connecticut — 1.0%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,177,583
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,026,557
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,172,643
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,715,376
Series B	4.000%	1/15/42	1,250,000	1,224,375
Series C	4.000%	6/1/35	1,525,000	1,550,235
Series C	4.000%	6/1/37	1,000,000	1,004,117
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series C	4.000%	6/1/38	$1,250,000	$1,251,199
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	2,974,406
Total Connecticut				19,096,491
Delaware — 0.4%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,057,080
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,300,021
Total Delaware				7,357,101
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	505,734
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	501,679
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,085,493
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,094,131
Total District of Columbia				10,187,037
Florida — 6.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,784,717 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,510,858 (c)
Series A	5.000%	10/1/27	1,750,000	1,820,569 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,851,263 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,932,139 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,735,785 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,372,696 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,415,953 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,476,329 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,191,758 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,333,996 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,802,327 (c)
Series B	5.000%	9/1/31	10,155,000	10,670,913 (c)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,284,780
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,026,177
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,059,452
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	$1,900,000	$1,902,920 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	5,985,000	6,008,550 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	16,250,000	16,592,766 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1, Refunding	5.000%	9/1/26	10,000,000	10,169,317
Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,778,595
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,014,931
Series A, Refunding	5.000%	10/1/27	3,000,000	3,020,389
Series A, Refunding	5.000%	10/1/28	1,000,000	1,006,522
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,015,983 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,735,363 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,498,869
Series A, Refunding	4.000%	10/1/37	2,075,000	2,092,565
Series A, Refunding	4.000%	10/1/39	5,175,000	5,161,610
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/27	2,350,000	2,369,950
Series B, Refunding	5.000%	7/1/28	1,000,000	1,007,526
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,042,894
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	648,250
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,028,944
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,589,740 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,328,831 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,078,547 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	$1,250,000	$1,317,523
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,041,363
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	425,452
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	649,814
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,253,064
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,417,585
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,075,138
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	924,433
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	850,000	827,223 (d)
Series 2024	4.550%	5/1/44	1,000,000	982,643 (d)
Total Florida				130,277,012
Georgia — 1.6%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,443,510
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,686,987
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	912,444
Series A, Refunding	5.000%	1/1/35	875,000	936,435
Series A, Refunding	5.000%	1/1/36	1,075,000	1,146,599
Series A, Refunding	4.000%	1/1/51	645,000	558,423
Series A, Refunding, AGM	4.000%	1/1/46	1,780,000	1,650,464
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,816,879
Series B	5.000%	6/1/29	9,475,000	9,844,685 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,330,366 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Series C	5.000%	9/1/30	$4,000,000	$4,216,087 (a)(b)
Total Georgia				30,542,879
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,047,201
Series F, Refunding	4.000%	1/1/42	2,050,000	1,898,974
Total Guam				2,946,175
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,018,721
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,005,168 (f)
Total Hawaii				6,023,889
Illinois — 15.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,706,412
Series 2018	5.000%	4/1/36	1,270,000	1,296,520
Series 2018	5.000%	4/1/37	1,400,000	1,426,462
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,171,594
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,580,123
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,739,926
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,439,413
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,177,748
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,215,026
Series A	5.000%	12/1/33	6,475,000	6,604,219
Series A	5.000%	12/1/35	3,450,000	3,502,008
Series A	5.000%	12/1/40	4,515,000	4,493,115
Series A, Refunding	5.000%	12/1/29	2,500,000	2,584,499
Series B, Refunding	5.000%	12/1/36	3,100,000	3,135,136
Series C, Refunding	5.000%	12/1/25	1,000,000	1,005,008
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,030,503
Series D	5.000%	12/1/46	1,000,000	945,758
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,424,990
Series A	5.000%	1/1/40	7,075,000	7,134,276
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	1/1/44	$2,200,000	$2,206,653
Series A, Refunding	5.000%	1/1/27	2,250,000	2,301,545 (g)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	3,909,241 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,779,196 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,949,544 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,640,629
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,714,062
Series C, Refunding	5.000%	1/1/43	1,570,000	1,590,271 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,518,590 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	5,965,594
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,844,396
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,639,435
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,082,865
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,096,925
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,669,084
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,137,863
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	415,142
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	443,243
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	406,014
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,140,456
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	700,746
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	$2,895,000	$2,671,879
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	475,000	500,927
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,195,555
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,260,967
Series A	5.000%	3/1/32	3,925,000	4,198,213
Series A	5.000%	3/1/36	1,000,000	1,053,315
Series A	5.000%	5/1/36	4,665,000	4,793,341
Series A	5.000%	5/1/39	4,800,000	4,897,946
Series A, Refunding	5.000%	10/1/27	12,805,000	13,332,493
Series A, Refunding	5.000%	10/1/30	1,275,000	1,334,793
Series B	5.000%	12/1/33	4,000,000	4,267,090
Series B	5.250%	5/1/44	3,550,000	3,723,923
Series B	5.250%	5/1/45	2,500,000	2,611,351
Series B	5.250%	5/1/47	1,000,000	1,034,026
Series B	5.250%	5/1/48	1,250,000	1,289,197
Series B, Refunding	5.000%	9/1/27	6,015,000	6,257,592
Series B, Refunding	5.000%	10/1/27	3,000,000	3,123,583
Series C	5.000%	12/1/41	18,000,000	18,758,659
Series D	5.000%	11/1/27	9,695,000	10,109,162
Series D, Refunding	5.000%	7/1/34	2,300,000	2,458,770
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	801,515
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,765,147
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,438,831
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,027,015
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,562,524
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,083,083
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	647,842
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	$6,500,000	$2,454,040
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,098,031
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	13,893,147
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,836,278
University of Illinois, COP, Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,630
Total Illinois				286,047,095
Indiana — 1.1%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,552,497
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,064,576
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,134,500
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	2,900,000	2,942,117 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,443,972 (c)
Total Indiana				20,137,662
Kansas — 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	775,000	797,420 (e)
Kentucky — 1.9%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,809,996 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,763,643 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,502,719
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,045,290
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,202,860 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Norton Healthcare Inc., Series C	5.000%	10/1/26	$5,000,000	$5,115,968 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,306,288 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,268,531 (a)(b)(c)
Total Kentucky				35,015,295
Louisiana — 1.0%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,467,495
Refunding, AGM	5.000%	12/1/29	2,000,000	2,022,802
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,179,181 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,454,442 (a)(b)
Total Louisiana				18,123,920
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,427,826
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,574,662
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,015,117
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,718,196
Total Maryland				7,735,801
Massachusetts — 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,058,193
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,110,066
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,052,634
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,353,678
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,277,596
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	$2,000,000	$2,040,644
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,001,510
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,540,684
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	536,399
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,042,565
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,938,784
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	4,880,000	5,094,451 (c)
Series E	5.000%	7/1/51	4,000,000	4,070,278 (c)
Total Massachusetts				30,117,482
Michigan — 1.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	1,100,000	1,222,175
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,103,863
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	7,826,432
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,564,951
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,014,724 (c)
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,283,751
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,578,736
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	956,210
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,748,211
Michigan State Strategic Fund Ltd. Obligation Revenue:
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,745,440 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,015,598 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,203,824
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan Senate Offices Project, Series A	5.000%	10/15/31	$1,640,000	$1,658,346
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,006,672
Total Michigan				33,928,933
Mississippi — 0.5%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,173,245 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,333,819
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,747,863
Total Mississippi				9,254,927
Missouri — 0.6%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,213,979
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,356,092 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,120,896 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,541,566 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,382,525
Total Missouri				11,615,058
Nebraska — 0.9%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,799,834
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,764,811
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,613,938
Total Nebraska				16,178,583
Nevada — 0.3%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,186,496
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 4.2%
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	$2,000,000	$2,033,209
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,032,208
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,395,548
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,724,041
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,046,780 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	953,283
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,828,515
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,224,020
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,161,625
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,637,274
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	4,970,870 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,020,808
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AGM	5.000%	7/1/25	2,350,000	2,359,866
University Hospital, Series A, Refunding, AGM	5.000%	7/1/28	2,000,000	2,006,907
University Hospital, Series A, Refunding, AGM	5.000%	7/1/30	1,200,000	1,203,611
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,121,542
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,315,221
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,455,031
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,210,448
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,907,000
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,172,263
Transportation Program, Series CC	4.125%	6/15/50	5,850,000	5,323,035
Transportation Program, Series CC	5.250%	6/15/50	1,500,000	1,571,851
Transportation Program, Series CC, Unrefunded	5.250%	6/15/46	3,165,000	3,308,092
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,467,879
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Turnpike Authority Revenue, Series A, Refunding	5.000%	1/1/32	$9,000,000	$9,105,233
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,329,064
Series A, Refunding	5.000%	6/1/36	3,000,000	3,066,728
Total New Jersey				79,951,952
New Mexico — 0.3%
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series 2025, Refunding	5.000%	11/1/30	4,600,000	4,862,021 (a)(b)
New York — 11.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,700,000	2,623,235 (a)(b)
Series B, Refunding	1.500%	9/1/26	5,500,000	5,343,348 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,812,430 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,707,622
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,289,120
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,941,537
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,203,133
Series A-2	5.000%	5/15/30	5,250,000	5,533,177 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,681,072
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	50,627 *(h)
New York City, NY, GO:
Subseries E-1	5.000%	3/1/37	7,000,000	7,236,680
Subseries F-1	4.000%	3/1/38	1,000,000	991,353
Subseries F-1	4.000%	3/1/40	1,500,000	1,468,828
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	526,877
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,505,811
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,009,298
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	$3,500,000	$3,438,387
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	20,000	21,387 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,913,399 (i)
State Supported, Series A	5.000%	3/15/40	6,000,000	6,114,423
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	7,500,000	7,784,393
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,908,671
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,021,981 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,558,645
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,126,742
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,647,325
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,881,057 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,639,172 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,792,343 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,618,820 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	14,891,978 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,627,849 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,850,821 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	$1,500,000	$1,583,001 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	10,819,169 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,042,722
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,665,946
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,185,728 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	4,750,000	4,601,545 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,312,031 (c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	20,891,145 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,000,152 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,205,351
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,264,208 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,533,052
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,181,250
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,945,507
Total New York				211,992,348
North Carolina — 0.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,044,583
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	$4,000,000	$4,101,131
Total North Carolina				5,145,714
Ohio — 1.5%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,315,738
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,878,377
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,267,188
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,786,353 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,474,276 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,131,436 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,043,001
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	964,598
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	710,114
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	559,257
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,040,910
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,246,638
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	801,580 (c)
Total Ohio				29,219,466
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,036,955
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	$2,000,000	$1,531,936
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,499,978
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,027,100 (a)(b)
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,536,500 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,035,453 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,299,882
Total Oregon				11,967,804
Pennsylvania — 3.9%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	405,887
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	377,798
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	1,750,000	1,680,810
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,383,575
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/26	1,015,000	1,015,505
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	390,000	390,187
Penn State Health	4.000%	11/1/35	2,000,000	1,977,605
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,035,633
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,133,663
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,336,014
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,764,374
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,536,184
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	$1,120,000	$1,129,117 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,310,981
Series A-2	4.000%	5/15/42	1,000,000	946,983
Solid Waste Disposal Facility, Core Natural Resources Inc., Refunding	5.450%	3/27/35	1,250,000	1,279,395 (a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,294,044 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	3,958,373 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,722,756 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,052,731 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,075,313
Series B	5.000%	12/1/37	1,750,000	1,873,259
Series B	5.000%	12/1/38	2,000,000	2,135,179
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,270,806
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/33	6,625,000	6,633,675 (c)
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,582,962
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,303,208
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,420,223
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,256,673
Total Pennsylvania				73,282,913
Puerto Rico — 3.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,156,491 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,155,933 (d)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	$198,105	$135,985
Restructured, Series A-1	5.375%	7/1/25	85,605	85,989
Restructured, Series A-1	5.625%	7/1/27	169,893	175,964
Restructured, Series A-1	5.625%	7/1/29	167,137	179,136
Restructured, Series A-1	5.750%	7/1/31	162,338	178,483
Restructured, Series A-1	4.000%	7/1/33	153,940	150,860
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,847,632
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,189,534
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,338,155
Restructured, Series A-1	4.000%	7/1/46	167,923	146,606
Subseries CW	0.000%	11/1/43	635,229	398,606 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,340,625 *(h)
Series A	5.000%	7/1/42	3,370,000	1,642,875 *(h)
Series A	5.050%	7/1/42	950,000	463,125 *(h)
Series DDD, Refunding	—	7/1/21	3,460,000	1,678,100 *(j)
Series TT	5.000%	7/1/37	4,775,000	2,327,813 *(h)
Series WW	5.500%	7/1/38	840,000	409,500 *(h)
Series XX	5.250%	7/1/40	7,730,000	3,768,375 *(h)
Series ZZ, Refunding	—	7/1/18	250,000	121,250 *(j)
Series ZZ, Refunding	—	7/1/18	850,000	412,250 *(j)
Series ZZ, Refunding	5.250%	7/1/25	370,000	180,375 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,376,198
Restructured, Series A-1	4.550%	7/1/40	680,000	673,803
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,810,645
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,068,215
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,272,511
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,116,747
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,984,951
Total Puerto Rico				71,786,732
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,534,439
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — continued
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	$2,000,000	$2,024,709
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,587,372
Total Rhode Island				6,146,520
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.815%	3/1/31	3,000,000	3,093,646 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,506,844
Refunding	5.000%	12/1/30	2,250,000	2,254,137
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,230,128
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,910,264 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,037,982 (c)
Total South Carolina				19,033,001
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,717,496
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	3,200,000	3,259,047
Subordinated, Series B, Refunding	5.000%	7/1/42	1,500,000	1,527,678
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,506,676 (c)
Series B	5.000%	7/1/26	1,750,000	1,788,736 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,843,681 (a)(b)
Total Tennessee				33,643,314
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 8.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	$650,000	$667,890
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	937,429
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	715,959
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,749,810
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,734,599 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,153,501 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,090,143 (c)
Series B	5.000%	11/15/30	5,640,000	5,935,662 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,575,315
GO, Refunding	5.000%	2/15/30	2,000,000	2,093,763
GO, Refunding	5.000%	2/15/31	2,250,000	2,349,137
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,732,863
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,461,372
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,286,044
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,161,972
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,000,344 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,962,944 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	16,500,000	15,241,380
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,197,109
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,611,814 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	$2,500,000	$2,562,119 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,070,655 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,552,272 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,584,070 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,840,549 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,480,751 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,472,746 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,734,729 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,330,090 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,754,796
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,893,165
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,148,278
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,269,389 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,205,000	1,173,364
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,529,603
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,328,672
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,580,955 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,496,238 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,563,292 (c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,782,743
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	7,345,000	7,580,625
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,614,530
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,317,629
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	$2,000,000	$2,101,101 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,343,389 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,050,940 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,077,129
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,483,836
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,010,858
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	1,920,814
Total Texas				160,308,377
Utah — 0.7%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,065,484 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,294,211
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,917,789
Series 2019	4.000%	10/15/33	600,000	587,907
Series 2019	4.000%	10/15/39	925,000	859,345
Series 2021	4.000%	10/15/32	500,000	492,636
Series 2021	4.000%	10/15/35	400,000	384,923
Series 2021	4.000%	10/15/36	200,000	190,286
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,644,430
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,031,869
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,541,998
Total Utah				14,010,878
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.0%††
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	$1,000,000	$1,024,189
Virginia — 0.6%
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	1,000,000	1,090,114
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,609,746
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,489,450
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,053,641
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,207,398 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,054,899
Total Virginia				10,505,248
Washington — 2.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,318,718 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,178,290 (c)
Series A	5.000%	5/1/36	4,000,000	4,080,414 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	13,808,152 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,199,122 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,429,732
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,039,946
Total Washington				37,054,374
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,543,908 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,359,721
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,688,156
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	$7,000,000	$7,157,715
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,045,746
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,561,379
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,594,358
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,068,027
Total Wisconsin				20,019,010

Total Municipal Bonds (Cost — $1,850,902,869)				1,819,594,624
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 4.1%
New York — 4.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	25,340,942
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	23,364,616
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	28,555,637

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $77,943,583)				77,261,195
Total Investments before Short-Term Investments (Cost — $1,928,846,452)				1,896,855,819

Short-Term Investments — 0.7%
Municipal Bonds — 0.7%
Arizona — 0.0%††
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	3.550%	2/1/48	200,000	200,000 (l)(m)
California — 0.0%††
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	3.230%	12/1/42	180,000	180,000 (c)(l)(m)
Colorado — 0.0%††
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	3.550%	12/1/52	200,000	200,000 (l)(m)
Delaware — 0.1%
University of Delaware, DE, Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	3.550%	11/1/35	600,000	600,000 (l)(m)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Delaware — continued
Series C, Refunding, SPA - TD Bank N.A.	3.550%	11/1/37	$100,000	$100,000 (l)(m)
Total Delaware				700,000
Florida — 0.0%††
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	2.800%	5/1/33	200,000	200,000 (l)(m)
Illinois — 0.4%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	3.500%	8/1/44	6,700,000	6,700,000 (l)(m)
Indiana — 0.0%††
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	3.650%	10/1/40	100,000	100,000 (l)(m)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	2.700%	7/1/46	100,000	100,000 (l)(m)
Michigan — 0.0%††
Grand Valley State University, MI, General Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.840%	12/1/31	150,000	150,000 (l)(m)
New York — 0.1%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	3.550%	11/1/38	100,000	100,000 (l)(m)
New York City, NY, GO:
Series A, SPA - Bank of Montreal	3.550%	9/1/49	100,000	100,000 (l)(m)
Subseries D-4, LOC - TD Bank N.A.	3.550%	8/1/40	200,000	200,000 (l)(m)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	3.090%	3/15/33	500,000	500,000 (c)(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	3.550%	6/15/48	100,000	100,000 (l)(m)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.600%	6/15/48	100,000	100,000 (l)(m)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A-2, SPA - JPMorgan Chase & Co.	2.800%	7/1/32	$100,000	$100,000 (l)(m)
New York State HFA Revenue, 10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	3.010%	5/1/35	1,065,000	1,065,000 (l)(m)
Total New York				2,265,000
North Carolina — 0.0%††
Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.500%	1/15/42	400,000	400,000 (l)(m)
Pennsylvania — 0.1%
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	2.800%	10/1/50	200,000	200,000 (l)(m)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	2.840%	8/1/31	200,000	200,000 (l)(m)
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	2.840%	10/1/30	700,000	700,000 (l)(m)
Total Pennsylvania				1,100,000
Wisconsin — 0.0%††
Wisconsin State Housing and Economic Development Authority Revenue, Series E, Refunding, SPA - FHLB	2.900%	9/1/35	500,000	500,000 (c)(l)(m)

Total Short-Term Investments (Cost — $12,795,000)				12,795,000
Total Investments — 101.2% (Cost — $1,941,641,452)				1,909,650,819
TOB Floating Rate Notes — (2.2)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 1.0%				20,337,667
Total Net Assets — 100.0%				$1,887,593,486

See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Western Asset Intermediate-Term Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	The coupon payment on this security is currently in default as of March 31, 2025.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of March 31, 2025.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1,053	6/25	$121,303,047	$123,497,156	$2,194,109
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investments, at value (Cost — $1,941,641,452)	$1,909,650,819
Cash	95,343
Interest receivable	25,073,051
Receivable for Fund shares sold	686,513
Receivable from brokers — net variation margin on open futures contracts	198,213
Other assets	458
Prepaid expenses	39,171
Total Assets	1,935,743,568
Liabilities:
TOB Floating Rate Notes (Note 1)	42,395,000
Payable for Fund shares repurchased	2,215,629
Payable for securities purchased	2,047,143
Investment management fee payable	530,029
Interest and commitment fees payable	216,286
Distributions payable	122,940
Service and/or distribution fees payable	116,590
Trustees’ fees payable	2,342
Accrued expenses	504,123
Total Liabilities	48,150,082
Total Net Assets	$1,887,593,486
Net Assets:
Par value (Note 7)	$3,155
Paid-in capital in excess of par value	2,061,833,729
Total distributable earnings (loss)	(174,243,398)
Total Net Assets	$1,887,593,486
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Net Assets:
Class A	$735,072,864
Class C	$33,349,963
Class I	$880,593,424
Class IS	$238,577,235
Shares Outstanding:
Class A	122,848,361
Class C	5,561,407
Class I	147,226,228
Class IS	39,844,090
Net Asset Value:
Class A (and redemption price)	$5.98
Class C (and redemption price)	$6.00
Class I (and redemption price)	$5.98
Class IS (and redemption price)	$5.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.12
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Statement of Operations
For the Year Ended March 31, 2025

Investment Income:
Interest	$85,675,229
Expenses:
Investment management fee (Note 2)	7,899,146
Transfer agent fees (Notes 2 and 5)	1,614,786
Interest expense (Note 1)	1,600,412
Service and/or distribution fees (Notes 2 and 5)	1,478,600
Registration fees	127,099
Shareholder reports	101,890
Fund accounting fees	92,069
Legal fees	90,447
Audit and tax fees	61,693
Trustees’ fees	53,595
Commitment fees (Note 8)	22,243
Insurance	14,439
Custody fees	11,456
Miscellaneous expenses	20,553
Total Expenses	13,188,428
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(452,090)
Net Expenses	12,736,338
Net Investment Income	72,938,891
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,233,291
Futures contracts	(4,782,348)
Net Realized Loss	(2,549,057)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(28,529,567)
Futures contracts	(12,913)
Change in Net Unrealized Appreciation (Depreciation)	(28,542,480)
Net Loss on Investments and Futures Contracts	(31,091,537)
Increase in Net Assets From Operations	$41,847,354
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$72,938,891	$77,352,119
Net realized loss	(2,549,057)	(8,850,407)
Change in net unrealized appreciation (depreciation)	(28,542,480)	20,373,415
Increase in Net Assets From Operations	41,847,354	88,875,127
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(72,189,255)	(76,634,460)
Decrease in Net Assets From Distributions to Shareholders	(72,189,255)	(76,634,460)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	491,299,073	749,057,762
Reinvestment of distributions	69,652,939	73,912,717
Cost of shares repurchased	(1,122,792,656)	(965,242,699)
Decrease in Net Assets From Fund Share Transactions	(561,840,644)	(142,272,220)
Decrease in Net Assets	(592,182,545)	(130,031,553)
Net Assets:
Beginning of year	2,479,776,031	2,609,807,584
End of year	$1,887,593,486	$2,479,776,031
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.07	$6.04	$6.19	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.19	0.18	0.15	0.13	0.16
Net realized and unrealized gain (loss)	(0.09)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.10	0.21	0.00 [2]	(0.20)	0.47
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.15)	(0.13)	(0.16)
Total distributions	(0.19)	(0.18)	(0.15)	(0.13)	(0.16)
Net asset value, end of year	$5.98	$6.07	$6.04	$6.19	$6.52
Total return[3]	1.62%	3.52%	0.04%	(3.20)%	7.57%
Net assets, end of year (millions)	$735	$790	$783	$706	$700
Ratios to average net assets:
Gross expenses	0.67%	0.64%	0.61%	0.59%	0.59%
Net expenses[4]	0.67	0.64	0.61	0.59	0.59 [5]
Net investment income	3.13	2.98	2.52	1.95	2.45
Portfolio turnover rate	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.08	$6.05	$6.20	$6.53	$6.22
Income (loss) from operations:
Net investment income	0.15	0.14	0.11	0.09	0.12
Net realized and unrealized gain (loss)	(0.08)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.07	0.17	(0.04)	(0.24)	0.43
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.11)	(0.09)	(0.12)
Total distributions	(0.15)	(0.14)	(0.11)	(0.09)	(0.12)
Net asset value, end of year	$6.00	$6.08	$6.05	$6.20	$6.53
Total return[2]	1.19%	2.90%	(0.56)%	(3.76)%	6.93%
Net assets, end of year (000s)	$33,350	$50,229	$75,353	$113,642	$166,814
Ratios to average net assets:
Gross expenses	1.26%	1.25%	1.21%	1.18%	1.18%
Net expenses[3]	1.26	1.25	1.21	1.18	1.18 [4]
Net investment income	2.53	2.37	1.87	1.37	1.87
Portfolio turnover rate	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.07	$6.04	$6.19	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.20	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	(0.09)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.11	0.22	0.01	(0.19)	0.48
Less distributions from:
Net investment income	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Total distributions	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Net asset value, end of year	$5.98	$6.07	$6.04	$6.19	$6.52
Total return[2]	1.79%	3.68%	0.20%	(3.05)%	7.76%
Net assets, end of year (millions)	$881	$1,134	$1,151	$1,335	$1,416
Ratios to average net assets:
Gross expenses	0.54%	0.53%	0.49%	0.46%	0.45%
Net expenses[3,4]	0.50	0.49	0.45	0.43	0.43
Net investment income	3.29	3.13	2.65	2.11	2.61
Portfolio turnover rate	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.43%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.07	$6.04	$6.20	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.20	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	(0.08)	0.03	(0.16)	(0.32)	0.31
Total income (loss) from operations	0.12	0.22	0.00 [2]	(0.18)	0.48
Less distributions from:
Net investment income	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Total distributions	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Net asset value, end of year	$5.99	$6.07	$6.04	$6.20	$6.52
Total return[3]	2.01%	3.74%	0.09%	(2.83)%	7.81%
Net assets, end of year (millions)	$239	$505	$601	$707	$386
Ratios to average net assets:
Gross expenses	0.45%	0.43%	0.40%	0.37%	0.37%
Net expenses[4]	0.45 [5]	0.43	0.40	0.37	0.37 [5]
Net investment income	3.34	3.19	2.70	2.16	2.66
Portfolio turnover rate	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,819,594,624	—	$1,819,594,624
Municipal Bonds Deposited in Tender Option Bond Trusts	—	77,261,195	—	77,261,195
Total Long-Term Investments	—	1,896,855,819	—	1,896,855,819
Short-Term Investments†	—	12,795,000	—	12,795,000
Total Investments	—	$1,909,650,819	—	$1,909,650,819
Other Financial Instruments:
Futures Contracts††	$2,194,109	—	—	$2,194,109
Total	$2,194,109	$1,909,650,819	—	$1,911,844,928

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended March 31, 2025, the average daily amount of floating rate notes outstanding was $42,395,000 and weighted average interest rate was 3.72%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements, between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the year ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $452,090.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class I	Class IS
Expires March 31, 2026	$467,418	—
Expires March 31, 2027	451,680	$410
Total fee waivers/expense reimbursements subject to recapture	$919,098	$410
For the year ended March 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended March 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,075 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended March 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$29,882
CDSCs	25,151
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2025, such purchase and sale transactions (excluding accrued interest) were $183,050,000 and $194,025,000, respectively.
3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$233,599,743
Sales	648,895,761
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,897,547,842	$22,270,038	$(52,562,061)	$(30,292,023)
Futures contracts	—	2,194,109	—	2,194,109

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,194,109

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(4,782,348)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(12,913)

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$128,821,005
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,166,219	$543,587
Class C	312,381	28,051
Class I	—	1,042,696
Class IS	—	452
Total	$1,478,600	$1,614,786
For the year ended March 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$451,680
Class IS	410
Total	$452,090
6. Distributions to shareholders by class

	Year Ended March 31, 2025	Year Ended March 31, 2024
Net Investment Income:
Class A	$24,094,262	$22,782,174
Class C	1,038,312	1,425,439
Class I	35,868,432	33,047,725
Class IS	11,188,249	19,379,122
Total	$72,189,255	$76,634,460
7. Shares of beneficial interest
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	17,284,557	$104,865,893	29,221,969	$174,530,077
Shares issued on reinvestment	3,829,106	23,189,728	3,688,739	22,049,263
Shares repurchased	(28,493,158)	(172,728,944)	(32,278,226)	(192,616,292)
Net increase (decrease)	(7,379,495)	$(44,673,323)	632,482	$3,963,048
Class C
Shares sold	346,075	$2,108,407	600,125	$3,600,496
Shares issued on reinvestment	170,372	1,034,017	237,413	1,421,177
Shares repurchased	(3,214,597)	(19,549,202)	(5,028,695)	(30,134,366)
Net decrease	(2,698,150)	$(16,406,778)	(4,191,157)	$(25,112,693)
Class I
Shares sold	44,045,098	$266,849,086	60,813,299	$362,588,942
Shares issued on reinvestment	5,784,730	35,023,448	5,349,084	31,963,564
Shares repurchased	(89,573,544)	(541,877,974)	(69,796,229)	(417,353,835)
Net decrease	(39,743,716)	$(240,005,440)	(3,633,846)	$(22,801,329)
Class IS
Shares sold	19,348,041	$117,475,687	34,852,828	$208,338,247
Shares issued on reinvestment	1,716,445	10,405,746	3,089,771	18,478,713
Shares repurchased	(64,413,707)	(388,636,536)	(54,235,891)	(325,138,206)
Net decrease	(43,349,221)	$(260,755,103)	(16,293,292)	$(98,321,246)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2025.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2025	2024
Distributions paid from:
Tax-exempt income	$72,072,292	$76,632,175
Ordinary income	116,963	2,285
Total distributions paid	$72,189,255	$76,634,460
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$3,590,316
Deferred capital losses*	(147,327,062)
Other book/tax temporary differences(a)	(2,408,738)
Unrealized appreciation (depreciation)(b)	(28,097,914)
Total distributable earnings (loss) — net	$(174,243,398)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Intermediate-Term Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
May 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate-Term Municipals Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$72,072,292
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$47,020
Section 163(j) Interest Earned	§163(j)	$131,011
Western Asset Intermediate-Term Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate-Term Municipals Fund

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Western Asset
Intermediate-Term Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate-Term Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Intermediate-Term Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90032-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025